Portfolio of Investments
Columbia Seligman Communications and Information Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 9.3%
Broadcasting 1.0%
Fox Corp., Class A	3,033,300	101,039,223
Total Broadcasting		101,039,223
Interactive Home Entertainment 1.5%
Activision Blizzard, Inc.	1,245,208	119,054,337
Sciplay Corp., Class A(a),(b)	1,539,933	27,949,784
Total Interactive Home Entertainment		147,004,121
Interactive Media & Services 6.2%
Alphabet, Inc., Class A(b)	164,129	331,854,066
Alphabet, Inc., Class C(b)	137,487	280,041,771
Total Interactive Media & Services		611,895,837
Wireless Telecommunication Services 0.6%
T-Mobile USA, Inc.(b)	126,900	15,224,193
Vodafone Group PLC, ADR	2,603,500	44,728,130
Total Wireless Telecommunication Services		59,952,323
Total Communication Services		919,891,504
Consumer Discretionary 2.2%
Internet & Direct Marketing Retail 2.2%
eBay, Inc.	3,854,824	217,489,170
Total Internet & Direct Marketing Retail		217,489,170
Total Consumer Discretionary		217,489,170
Health Care 0.1%
Biotechnology 0.1%
Eiger BioPharmaceuticals, Inc.(b)	1,199,941	12,203,400
Total Biotechnology		12,203,400
Total Health Care		12,203,400
Industrials 2.6%
Electrical Components & Equipment 0.2%
indie Semiconductor, Inc. PIPE(b),(c),(d),(e),(f),(g)	2,000,000	19,140,000
Total Electrical Components & Equipment		19,140,000
Heavy Electrical Equipment 2.2%
Bloom Energy Corp., Class A(a),(b)	7,755,405	221,261,705
Total Heavy Electrical Equipment		221,261,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Machinery 0.2%
Transphorm, Inc. PIPE(b),(c),(e),(f)	3,000,000	19,613,100
Total Industrial Machinery		19,613,100
Total Industrials		260,014,805
Information Technology 85.3%
Application Software 8.8%
Cerence, Inc.(a),(b)	1,525,124	169,624,291
Cognyte Software Ltd.(b)	678,010	19,574,149
Cornerstone OnDemand, Inc.(b)	968,307	48,918,870
Dropbox, Inc., Class A(b)	8,078,309	182,125,476
Salesforce.com, Inc.(b)	418,551	90,616,291
Synopsys, Inc.(b)	1,276,065	312,903,899
Verint Systems, Inc.(b)	678,010	33,419,113
Zendesk, Inc.(b)	61,900	9,046,066
Total Application Software		866,228,155
Communications Equipment 5.4%
Arista Networks, Inc.(b)	284,257	79,546,479
Cisco Systems, Inc.	551,400	24,741,318
CommScope Holding Co., Inc.(b)	2,970,100	43,333,759
F5 Networks, Inc.(b)	582,500	110,663,350
Lumentum Holdings, Inc.(b)	1,185,275	106,674,750
Plantronics, Inc.(a),(b)	3,499,247	141,684,511
Telefonaktiebolaget LM Ericsson, ADR	2,511,500	31,469,095
Total Communications Equipment		538,113,262
Data Processing & Outsourced Services 5.9%
Fidelity National Information Services, Inc.	719,600	99,304,800
Fiserv, Inc.(b)	679,100	78,347,767
Genpact Ltd.	1,478,263	59,780,956
Global Payments, Inc.	227,089	44,961,351
Pagseguro Digital Ltd., Class A(b)	1,198,675	69,595,070
Visa, Inc., Class A	1,099,425	233,506,876
Total Data Processing & Outsourced Services		585,496,820
Internet Services & Infrastructure 1.4%
GoDaddy, Inc., Class A(b)	1,726,630	140,064,226
Total Internet Services & Infrastructure		140,064,226
Columbia Seligman Communications and Information Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Consulting & Other Services 0.3%
DXC Technology Co.	1,084,000	27,338,480
Total IT Consulting & Other Services		27,338,480
Semiconductor Equipment 17.7%
Advanced Energy Industries, Inc.	1,402,537	146,494,990
Applied Materials, Inc.	3,508,602	414,681,670
Lam Research Corp.	1,302,087	738,530,726
Teradyne, Inc.	3,479,922	447,552,768
Total Semiconductor Equipment		1,747,260,154
Semiconductors 21.0%
Analog Devices, Inc.	734,306	114,419,561
Broadcom, Inc.	834,926	392,306,680
Inphi Corp.(b)	298,028	49,052,428
Intel Corp.	1,242,500	75,519,150
Marvell Technology Group Ltd.	4,877,313	235,476,672
Maxim Integrated Products, Inc.	1,274,280	118,724,668
mCube, Inc.(b),(c),(e),(f)	6,015,834	24,965,710
Micron Technology, Inc.(b)	3,251,594	297,618,399
NXP Semiconductors NV	970,800	177,219,540
Qorvo, Inc.(b)	296,250	51,763,762
Rambus, Inc.(b)	1,959,500	41,110,310
Renesas Electronics Corp.(b)	6,557,000	72,131,436
SMART Global Holdings, Inc.(b)	1,120,524	52,317,265
Synaptics, Inc.(a),(b)	2,775,529	372,004,152
Total Semiconductors		2,074,629,733
Systems Software 12.3%
Fortinet, Inc.(b)	1,111,510	187,678,463
McAfee Corp., Class A	2,582,120	53,449,884
Microsoft Corp.	1,422,400	330,537,312
NortonLifeLock, Inc.	6,289,058	122,699,522
Oracle Corp.	2,722,300	175,615,573
Palo Alto Networks, Inc.(b)	405,594	145,328,386
SailPoint Technologies Holdings, Inc.(b)	655,590	36,962,164
Tenable Holdings, Inc.(b)	313,144	12,810,721
Xperi Holding Corp.(a)	6,928,741	146,196,435
Total Systems Software		1,211,278,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 12.5%
Apple, Inc.	3,889,600	471,652,896
Dell Technologies, Inc.(b)	1,434,700	116,311,129
HP, Inc.	4,963,631	143,796,390
NetApp, Inc.	3,785,800	236,991,080
Western Digital Corp.	3,901,992	267,403,512
Total Technology Hardware, Storage & Peripherals		1,236,155,007
Total Information Technology		8,426,564,297
Total Common Stocks (Cost: $4,496,160,506)		9,836,163,176

Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount	Value ($)
Other Industry 0.0%
Common Bond Communities(c),(e),(f)
04/15/2022	4.000%	565,777	565,777
Total Corporate Bonds & Notes (Cost: $565,777)			565,777

Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond, Inc.(c),(e),(f)	1.000%	2,159,244	3,713,900
Total Financials			3,713,900
Total Preferred Stocks (Cost: $10,000,000)			3,713,900

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(a),(h)	58,570,199	58,564,342
Total Money Market Funds (Cost: $58,564,323)		58,564,342
Total Investments in Securities (Cost $4,565,290,606)		9,899,007,195
Other Assets & Liabilities, Net		(14,562,022)
Net Assets		$9,884,445,173

2	Columbia Seligman Communications and Information Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Bloom Energy Corp., Class A
	43,988,870	45,520,899	(3,204,868)	134,956,804	221,261,705	6,046,554	—	7,755,405
Cerence, Inc.†
	79,175,479	—	(19,065,993)	(35,257,240)	—	64,561,010	—	1,525,124
Columbia Short-Term Cash Fund, 0.086%
	18,857,731	1,138,223,288	(1,098,513,847)	(2,830)	58,564,342	(9,196)	59,385	58,570,199
Plantronics, Inc.
	27,304,365	35,164,558	(1,657,814)	80,873,402	141,684,511	(493,130)	—	3,499,247
Sciplay Corp., Class A
	16,668,841	7,504,145	(3,291,200)	7,067,998	27,949,784	756,363	—	1,539,933
Synaptics, Inc.
	131,323,925	57,349,249	(1,027,361)	184,358,339	372,004,152	(66,947)	—	2,775,529
TiVo Corp.†
	48,521,466	—	(118,147,968)	69,626,502	—	—	—	—
Xperi Corp.†
	37,647,143	118,147,968	(173,482,522)	17,687,411	—	—	—	—
Xperi Holding Corp.‡
	—	183,881,158	(770,011)	(36,914,712)	146,196,435	(352,804)	657,819	6,928,741
Total	403,487,820			422,395,674	967,660,929	70,441,850	717,204

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $67,998,487, which represents 0.69% of total net assets.
(d)	At February 28, 2021, the Fund had unfunded commitments to purchase shares for the securities shown below:

Security	Shares	Cost ($)
indie Semiconductor, Inc. PIPE	2,000,000	20,037,644

(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2021, the total market value of these securities amounted to $67,998,487, which represents 0.69% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
CommonBond, Inc.	03/19/2018	2,159,244	10,000,000	3,713,900
Common Bond Communities	10/15/2020	565,777	565,777	565,777
mCube, Inc.	09/08/2020	6,015,834	25,000,001	24,965,710
Transphorm, Inc. PIPE	12/23/2020	3,000,000	9,023,219	19,613,100
indie Semiconductor, Inc. PIPE	12/14/2020	2,000,000	20,037,644	19,140,000
			64,626,641	67,998,487

Columbia Seligman Communications and Information Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, February 28, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2021.
Abbreviation Legend
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2021

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3QT219_05_L01_(04/21)